THE LAZARD FUNDS, INC.

30 Rockefeller Plaza

New York, New York 10112

February 20, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Keith O’Connell

Re:	The Lazard Funds, Inc. (the “Fund”)
Registration Statement on Form N-1A
(Registration Nos: 33-40682; 811-06312)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Fund hereby certifies that:

(1)

the form of the Fund’s Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Fund’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically on February 13, 2008 pursuant to Rule 485(b) under the Securities Act.

Very truly yours,

/s/ David A. Kurzweil
David A. Kurzweil
Assistant Secretary